Note 7 (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management [Abstract]
Amount of payment deferral and financing with public guarantees of the Group [Table Text Block]
The outstanding balance of existing loans for which a payment deferral was granted (split by those existing at year-end and those that were completed by year-end) under EBA standards and for which financing was granted with public guarantees given at a Group level, as well as the number of customers of both measures, as of December 31, 2022 and 2021 are as follows:

Amount of payment deferral and financing with public guarantees of the Group (Millions of Euros)
	Payment deferral				Financing with public guarantees
	Existing	Completed	Total	Number of customers	Total	Number of customers	Total payment deferral and guarantees	(%) credit investment
December 2022	—	18,103	18,103	1,791,756	13,955	248,009	32,059	8.2%
December 2021	189	21,743	21,931	2,188,720	16,093	264,809	38,025	10.9%

Amount of payment deferral and financing with public guarantees by concept [Table Text Block]
The outstanding balance of existing loans for which a payment deferral was granted (split by those existing at year-end and those in respect of which the deferral had been completed by year-end) under EBA standards and for which financing was granted with public guarantees given at a Group level, broken down by segment, as of December 31, 2022 and 2021 are as follows:

Amount of payment deferral and financing with public guarantees by concept (Millions of Euros)
	Payment deferral						Financing with public guarantees
	Existing		Completed		Total
	2022	2021	2022	2021	2022	2021	2022	2021
Group	—	189	18,103	21,743	18,103	21,931	13,955	16,093
Households	—	107	12,974	14,904	12,974	15,011	1,302	1,376
Of which: Mortgages	—	97	9,542	10,195	9,542	10,291	5	6
SMEs	—	44	2,725	3,950	2,725	3,994	9,672	10,911
Non-financial corporations	—	37	2,315	2,766	2,315	2,803	2,964	3,788
Other	—	—	90	122	90	122	18	18

Amount of financing with public guarantees of the Group by stages [Table Text Block]

Amount of financing with public guarantees of the Group by stages (Millions of Euros)
	Stage 1 and 2		Stage 3		Total
	2022	2021	2022	2021	2022	2021
Group	13,109	15,526	847	568	13,955	16,093
Households	1,240	1,347	62	29	1,302	1,376
Of which: Mortgages	5	6	—	—	5	6
SMEs	9,041	10,522	631	389	9,672	10,911
Non-financial corporations	2,811	3,639	153	149	2,964	3,788
Other	17	18	—	—	18	18

Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following forecasts (favorable, base and unfavorable scenarios) of the Gross Domestic Product (GDP) growth, unemployment rate and House Price Index (HPI), for the most relevant countries where they represent a significant factor, carried out by BBVA Research, were used for the calculation of the ECL as of December 31, 2022:

Positive scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	4.90%	12.27%	(2.96) %	2.97%	3.28%	0.84%	7.59%	10.00%
2023	1.85%	11.35%	(0.61) %	1.45%	3.04%	4.23%	6.61%	8.85%
2024	3.60%	9.75%	1.58%	2.33%	2.99%	3.07%	(0.70) %	10.76%
2025	3.00%	8.36%	1.67%	1.91%	3.01%	4.18%	3.91%	11.78%
2026	2.95%	7.02%	2.20%	1.78%	3.01%	3.26%	3.90%	11.81%
2027	2.93%	5.87%	2.31%	1.81%	3.00%	4.39%	3.86%	11.81%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	4.00%	7.67%	7.42%	11.97%	8.78%	11.41%
2023	5.12%	7.28%	3.86%	9.39%	2.04%	12.20%
2024	3.15%	6.79%	(1.02) %	7.68%	2.07%	12.77%
2025	2.19%	6.60%	2.79%	6.77%	2.44%	12.65%
2026	2.21%	6.52%	2.87%	6.89%	3.11%	12.15%
2027	2.21%	6.49%	3.62%	6.81%	3.28%	10.47%

The estimate for the next five years of the following rates, used in the measurement of the expected loss as of December 31, 2021, consistent with the latest estimates made public at that date, was:

Positive scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	5.52%	14.42%	0.33%	6.39%	4.18%	2.35%	11.63%	11.90%
2022	6.14%	12.50%	4.70%	4.07%	3.89%	5.38%	5.60%	11.35%
2023	5.13%	10.05%	3.06%	2.81%	3.75%	3.85%	5.80%	11.93%
2024	2.61%	8.48%	1.87%	2.17%	3.69%	3.07%	3.62%	12.66%
2025	2.22%	7.49%	1.56%	1.88%	3.64%	4.08%	3.66%	12.94%
2026	2.19%	6.71%	1.19%	1.83%	3.59%	3.95%	3.66%	13.05%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	13.60%	11.33%	9.91%	15.12%	9.89%	15.36%
2022	4.91%	7.50%	6.69%	11.34%	5.33%	13.60%
2023	3.78%	6.82%	3.02%	9.48%	3.38%	13.22%
2024	2.76%	6.55%	2.09%	7.99%	3.30%	12.31%
2025	2.34%	6.52%	2.16%	6.89%	3.44%	11.58%
2026	2.28%	6.47%	2.12%	6.88%	3.51%	11.32%

Base scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Base scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	4.61%	12.78%	(3.50) %	2.56%	3.32%	0.95%	5.47%	10.53%
2023	1.20%	12.83%	(2.41) %	0.58%	3.20%	4.14%	3.02%	10.30%
2024	3.37%	11.38%	0.55%	2.05%	3.17%	2.90%	(1.50) %	11.75%
2025	2.98%	9.95%	1.30%	1.84%	3.15%	4.19%	3.78%	12.15%
2026	2.95%	8.58%	1.74%	1.76%	3.14%	3.27%	3.78%	12.00%
2027	2.93%	7.18%	1.86%	1.79%	3.13%	4.37%	3.74%	12.00%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	2.69%	7.72%	5.00%	12.35%	8.05%	11.49%
2023	2.54%	7.48%	(0.50) %	10.40%	0.72%	12.45%
2024	2.42%	7.03%	(2.04) %	8.60%	1.81%	13.06%
2025	2.19%	6.80%	2.70%	7.38%	2.44%	12.94%
2026	2.21%	6.70%	2.73%	7.38%	3.10%	12.43%
2027	2.21%	6.68%	3.49%	7.30%	3.28%	10.65%

Base scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	5.23%	14.93%	(0.20) %	5.98%	4.22%	2.46%	9.46%	12.43%
2022	5.49%	13.98%	2.91%	3.19%	4.05%	5.30%	1.98%	12.80%
2023	4.89%	11.68%	2.04%	2.54%	3.92%	3.68%	5.04%	12.93%
2024	2.59%	10.08%	1.50%	2.09%	3.83%	3.07%	3.49%	13.03%
2025	2.22%	9.05%	1.10%	1.87%	3.77%	4.08%	3.54%	13.13%
2026	2.19%	8.15%	0.74%	1.82%	3.71%	3.93%	3.53%	13.23%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	12.22%	11.38%	7.49%	15.50%	9.17%	15.44%
2022	2.32%	7.70%	2.30%	12.35%	4.02%	13.86%
2023	3.05%	7.06%	2.04%	10.40%	3.13%	13.51%
2024	2.76%	6.76%	1.98%	8.60%	3.29%	12.60%
2025	2.34%	6.70%	2.03%	7.38%	3.44%	11.87%
2026	2.28%	6.64%	1.99%	7.38%	3.51%	11.53%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Negative scenario of GDP, unemployment rate and HPI for the main geographies

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	4.33%	13.26%	(4.13) %	2.17%	3.37%	1.03%	3.35%	11.04%
2023	0.58%	14.26%	(4.02) %	(0.28) %	3.38%	3.97%	(0.79) %	11.76%
2024	3.15%	12.95%	(0.40) %	1.77%	3.35%	2.69%	(2.49) %	12.82%
2025	2.93%	11.53%	0.79%	1.77%	3.30%	4.04%	3.70%	12.53%
2026	2.91%	10.14%	0.99%	1.72%	3.27%	3.24%	3.70%	12.19%
2027	2.89%	8.77%	1.10%	1.75%	3.26%	4.37%	3.66%	12.16%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	1.39%	7.77%	2.66%	12.71%	7.30%	11.57%
2023	(0.05) %	7.69%	(5.10) %	11.38%	(0.59) %	12.71%
2024	1.67%	7.27%	(3.29) %	9.49%	1.50%	13.34%
2025	2.19%	7.02%	2.59%	7.97%	2.44%	13.21%
2026	2.21%	6.91%	2.57%	7.83%	3.10%	12.70%
2027	2.21%	6.88%	3.33%	7.78%	3.28%	10.86%

Negative scenario of GDP, unemployment rate and HPI for the main geographies

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	4.95%	15.41%	(0.82) %	5.58%	4.27%	2.54%	7.29%	12.94%
2022	4.88%	15.41%	1.31%	2.33%	4.23%	5.13%	(1.87) %	14.26%
2023	4.68%	13.25%	1.09%	2.26%	4.10%	3.48%	4.09%	13.99%
2024	2.54%	11.65%	0.99%	2.03%	3.99%	2.92%	3.40%	13.41%
2025	2.18%	10.62%	0.35%	1.82%	3.90%	4.05%	3.47%	13.31%
2026	2.15%	9.61%	(0.01) %	1.78%	3.84%	3.93%	3.46%	13.40%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	10.84%	11.43%	5.14%	15.86%	8.43%	15.52%
2022	(0.28) %	7.90%	(2.34) %	13.33%	2.72%	14.12%
2023	2.31%	7.30%	0.85%	11.29%	2.83%	13.79%
2024	2.76%	6.98%	1.86%	9.19%	3.29%	12.87%
2025	2.34%	6.91%	1.88%	7.83%	3.43%	12.13%
2026	2.28%	6.85%	1.83%	7.85%	3.51%	11.71%

Expected loss variation as of december [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued: or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD and LGD) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation in the expected loss for the Group and the main portfolios and geographical areas is shown below:

Expected loss variation as of December 31, 2022

	BBVA Group				Spain			Mexico				Turkey
GDP	Total Portfolio	Retail	Companies	Fixed income	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
- 100 bps	223	151	67	3	118	54	62	67	3	63	19	5	12
+100 bps	(195)	(135)	(55)	(3)	(95)	(42)	(52)	(63)	(3)	(60)	(18)	(5)	(11)
Housing price
- 100 bps						1	23			4
+100 bps						(1)	(22)			(3)

Expected loss variation as of December 31, 2021

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Fixed income	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
- 100 bps	237	165	46	3	92	19	58	72	3	65	17	6	11
+100 bps	(224)	(158)	(44)	(3)	(88)	(18)	(57)	(69)	(4)	(61)	(17)	(6)	(10)
Housing price
- 100 bps						4	54			5
+100 bps						(4)	(53)			(5)

Maximum credit risk exposure [Table Text Block]	BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of December 31, 2022, 2021 and 2020 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to enable compliance with payment obligations. The details are broken down by financial instruments:

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2022	Stage 1	Stage 2	Stage 3
Financial assets held for trading		70,763
Equity instruments	10	4,404
Debt securities	10	24,367
Loans and advances	10	41,993
Non-trading financial assets mandatorily at fair value through profit or loss		6,888
Equity instruments	11	6,511
Debt securities	11	129
Loans and advances	11	247
Financial assets designated at fair value through profit or loss	12	913
Derivatives (trading and hedging)		53,101
Financial assets at fair value through other comprehensive income		59,100
Equity instruments	13	1,198
Debt securities		57,876	57,028	822	26
Loans and advances to credit institutions	13	26	26	—	—
Financial assets at amortized cost		433,445	386,048	33,873	13,523
Debt securities		43,700	43,433	237	30
Loans and advances to central banks		4,420	4,420	—	—
Loans and advances to credit institutions		16,066	15,997	69
Loans and advances to customers		369,260	322,199	33,568	13,493
Total financial assets risk		624,210
Total loan commitments and financial guarantees		192,568	181,427	9,993	1,147
Loan commitments given	33	136,920	130,459	6,283	177
Financial guarantees given	33	16,511	15,214	1,015	281
Other commitments given	33	39,137	35,753	2,695	689
Total maximum credit exposure		816,778

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2021	Stage 1	Stage 2	Stage 3
Financial assets held for trading		92,560
Equity instruments	10	15,963
Debt securities	10	25,790
Loans and advances	10	50,807
Non-trading financial assets mandatorily at fair value through profit or loss		6,086
Equity instruments	11	5,303
Debt securities	11	128
Loans and advances	11	655
Financial assets designated at fair value through profit or loss	12	1,092
Derivatives (trading and hedging)		43,687
Financial assets at fair value through other comprehensive income		60,495
Equity instruments	13	1,320
Debt securities		59,148	58,587	561	—
Loans and advances to credit institutions	13	27	27	—	—
Financial assets at amortized cost		383,870	334,772	34,418	14,680
Debt securities		34,833	34,605	205	22
Loans and advances to central banks		5,687	5,687	—	—
Loans and advances to credit institutions		13,295	13,285	10	—
Loans and advances to customers		330,055	281,195	34,203	14,657
Total financial assets risk		587,789
Total loan commitments and financial guarantees		165,941	152,914	12,070	957
Loan commitments given	33	119,618	112,494	6,953	171
Financial guarantees given	33	11,720	10,146	1,329	245
Other commitments given	33	34,604	30,274	3,789	541
Total maximum credit exposure		753,730

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2020	Stage 1	Stage 2	Stage 3
Financial assets held for trading		65,696
Equity instruments	10	11,458
Debt securities	10	23,970
Loans and advances	10	30,268
Non-trading financial assets mandatorily at fair value through profit or loss		5,198
Equity instruments	11	4,133
Debt securities	11	356
Loans and advances	11	709
Financial assets designated at fair value through profit or loss	12	1,117
Derivatives (trading and hedging)		46,302
Financial assets at fair value through other comprehensive income		69,537
Equity instruments	13	1,100
Debt securities		68,404	67,995	410	—
Loans and advances to credit institutions	13	33	33	—	—
Financial assets at amortized cost		379,857	334,552	30,607	14,698
Debt securities		35,785	35,759	6	20
Loans and advances to central banks		6,229	6,229	—	—
Loans and advances to credit institutions		14,591	14,565	20	6
Loans and advances to customers		323,252	277,998	30,581	14,672
Total financial assets risk		567,705
Total loan commitments and financial guarantees		179,440	165,726	12,682	1,032
Loan commitments given	33	132,584	124,104	8,214	265
Financial guarantees given	33	10,665	9,208	1,168	290
Other commitments given	33	36,190	32,414	3,300	477
Total maximum credit exposure		747,145

Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers as of December 31, 2022, 2021 and 2020 is shown below:

December 2022 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	214,126	187,037	19,621	7,468	(4,860)	(518)	(759)	(3,583)	209,266	186,519	18,862	3,885
Mexico	74,252	66,971	5,342	1,939	(2,496)	(955)	(475)	(1,066)	71,756	66,017	4,866	873
Turkey (2)	39,547	32,755	4,436	2,356	(2,105)	(224)	(358)	(1,523)	37,443	32,531	4,078	833
South America (3)	40,288	34,401	4,166	1,721	(1,768)	(318)	(345)	(1,105)	38,519	34,083	3,821	615
Others	1,047	1,035	3	9	(8)	—	—	(7)	1,039	1,035	3	2
Total (4)	369,260	322,199	33,568	13,493	(11,237)	(2,014)	(1,938)	(7,284)	358,023	320,185	31,629	6,208
Of which: individual					(2,164)	(21)	(604)	(1,539)
Of which: collective					(9,073)	(1,994)	(1,334)	(5,745)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2022, the remaining balance was €190 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

December 2021 (Millions of Euros)
		Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	201,405	171,883	21,380	8,143	(5,277)	(722)	(923)	(3,631)	196,129	171,161	20,457	4,511
Mexico	57,847	51,665	4,261	1,921	(2,038)	(740)	(381)	(916)	55,809	50,925	3,880	1,005
Turkey (2)	33,472	26,497	4,134	2,841	(2,058)	(224)	(424)	(1,410)	31,414	26,273	3,711	1,431
South America (3)	36,335	30,166	4,425	1,744	(1,736)	(277)	(362)	(1,096)	34,599	29,889	4,062	648
Others	996	984	3	9	(8)	(1)	—	(7)	988	983	3	2
Total (4)	330,055	281,195	34,203	14,657	(11,116)	(1,964)	(2,091)	(7,061)	318,939	279,231	32,112	7,596
Of which: individual					(2,528)	(4)	(657)	(1,867)
Of which: collective					(8,587)	(1,959)	(1,434)	(5,194)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2021 the remaining balance was €266 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

December 2020 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	195,983	171,397	16,387	8,199	(5,679)	(753)	(849)	(4,077)	190,304	170,644	15,538	4,122
Mexico	52,211	46,373	4,071	1,767	(2,211)	(685)	(442)	(1,083)	50,000	45,688	3,628	684
Turkey (2)	39,633	30,832	5,806	2,995	(2,338)	(246)	(535)	(1,557)	37,295	30,586	5,272	1,438
South America (3)	34,499	28,484	4,312	1,703	(1,870)	(320)	(460)	(1,090)	32,629	28,165	3,852	612
Others	925	912	5	8	(7)	(1)	—	(6)	918	911	4	2
Total (4)	323,252	277,998	30,581	14,672	(12,105)	(2,005)	(2,287)	(7,813)	311,147	275,993	28,294	6,860
Of which: individual					(2,611)	(10)	(479)	(2,122)
Of which: collective					(9,494)	(1,995)	(1,808)	(5,691)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2020 the remaining balance was €363 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty [Table Text Block]
The breakdown by counterparty of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by stages of loans and advances to customers as of December 31, 2022, 2021 and 2020 is shown below:

December 2022 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	20,922	20,582	302	38	(30)	(8)	(11)	(11)	20,892	20,574	291	27
Other financial corporations	12,802	12,548	238	17	(37)	(15)	(12)	(10)	12,765	12,533	226	6
Non-financial corporations	171,006	149,579	15,087	6,340	(5,495)	(675)	(991)	(3,829)	165,510	148,903	14,096	2,511
Households	164,530	139,491	17,941	7,098	(5,675)	(1,316)	(925)	(3,434)	158,855	138,175	17,017	3,663
Loans and advances to customers	369,260	322,199	33,568	13,493	(11,237)	(2,014)	(1,938)	(7,284)	358,023	320,185	31,629	6,208

December 2021 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	19,719	19,287	369	62	(37)	(13)	(5)	(19)	19,682	19,274	364	43
Other financial corporations	9,826	9,672	131	24	(23)	(8)	(6)	(9)	9,804	9,664	125	15
Non-financial corporations	146,797	120,140	19,366	7,290	(5,804)	(759)	(1,306)	(3,738)	140,993	119,381	18,060	3,552
Households	153,714	132,096	14,336	7,281	(5,253)	(1,184)	(773)	(3,295)	148,461	130,912	13,563	3,986
Loans and advances to customers	330,055	281,195	34,203	14,657	(11,116)	(1,964)	(2,091)	(7,061)	318,939	279,231	32,112	7,596

December 2020 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	19,439	19,163	200	76	(48)	(14)	(9)	(25)	19,391	19,149	191	51
Other financial corporations	9,856	9,747	95	14	(39)	(25)	(6)	(7)	9,817	9,722	88	7
Non-financial corporations	142,547	119,891	15,179	7,477	(6,123)	(774)	(1,110)	(4,239)	136,424	119,117	14,069	3,238
Households	151,410	129,196	15,108	7,106	(5,895)	(1,192)	(1,161)	(3,542)	145,515	128,005	13,946	3,564
Loans and advances to customers	323,252	277,998	30,581	14,672	(12,105)	(2,005)	(2,287)	(7,813)	311,147	275,993	28,294	6,860

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by counterparty and product of loans and advances, net of loss allowances, as well as the gross carrying amount by type of product, classified in different headings of the assets, as of December 31, 2022, 2021 and 2020 is shown below:

December 2022 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	352	2,810	933	4,101	4,266
Credit card debt	—	1	—	3	2,029	16,865	18,898	19,985
Commercial debtors		1,021	24	370	24,510	85	26,011	26,254
Finance leases	—	195	—	13	8,040	322	8,571	8,857
Reverse repurchase loans	302	—	5,251	102	—	—	5,655	5,674
Other term loans	3,802	19,438	4,009	7,995	126,949	139,925	302,118	311,553
Advances that are not loans	296	232	6,772	3,930	1,333	811	13,374	13,430
LOANS AND ADVANCES	4,401	20,892	16,057	12,765	165,670	158,943	378,728	390,019
By secured loans
Of which: mortgage loans collateralized by immovable property		297	—	337	23,970	95,056	119,659	122,719
Of which: other collateralized loans	498	5,382	5,073	548	6,635	2,209	20,345	20,675
By purpose of the loan
Of which: credit for consumption						51,344	51,344	54,718
Of which: lending for house purchase						95,249	95,249	96,716
By subordination
Of which: project finance loans					7,942		7,942	8,530

December 2021 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	321	2,339	495	3,161	3,345
Credit card debt	—	—	—	1	1,504	12,523	14,030	14,949
Commercial debtors		791	—	476	18,191	66	19,524	19,766
Finance leases	—	191	—	14	7,388	317	7,911	8,256
Reverse repurchase loans	1,192	—	2,788	23	—	—	4,004	4,013
Other term loans	4,174	18,440	4,004	5,413	110,204	134,505	276,739	286,127
Advances that are not loans	315	394	6,510	3,554	1,805	630	13,208	13,263
LOANS AND ADVANCES	5,681	19,822	13,303	9,804	141,431	148,536	338,577	349,719
By secured loans
Of which: mortgage loans collateralized by immovable property		324	—	220	21,531	94,821	116,897	119,980
Of which: other collateralized loans	1,180	1,413	2,534	390	3,512	1,950	10,979	11,335
By purpose of the loan
Of which: credit for consumption						42,294	42,294	45,236
Of which: lending for house purchase						95,209	95,209	96,612
By subordination
Of which: project finance loans					8,863		8,863	9,423

December 2020 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	7	—	502	1,798	528	2,835	3,021
Credit card debt	—	—	—	2	1,485	11,605	13,093	14,220
Commercial debtors		898	—	317	14,262	67	15,544	15,796
Finance leases	—	197	—	6	7,125	322	7,650	8,013
Reverse repurchase loans	472	—	1,914	—	71	—	2,457	2,463
Other term loans	5,690	18,111	3,972	5,799	111,141	132,603	277,317	287,467
Advances that are not loans	48	260	8,721	3,191	1,084	473	13,777	13,833
LOANS AND ADVANCES	6,209	19,475	14,608	9,817	136,966	145,598	332,672	344,813
By secured loans
Of which: mortgage loans collateralized by immovable property		372	—	209	22,091	94,147	116,819	120,194
Of which: other collateralized loans	472	952	—	317	3,763	2,059	7,562	7,776
By purpose of the loan
Of which: credit for consumption						39,799	39,799	43,037
Of which: lending for house purchase						94,098	94,098	95,751
By subordination
Of which: project finance loans					10,721		10,721	11,032

Impaired loans and advances at amortized cost covered by collateral [Table Text Block]
The disclosure of impaired loans and advances at amortized cost covered by collateral (see Note 7.2.6), by type of collateral, as of December 31, 2022, 2021 and 2020, is the following:

Impaired loans and advances at amortized cost covered by collateral (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
December 2022	13,493	2,537	849	3	52	984
December 2021	14,657	2,875	1,068	5	33	886
December 2020	14,678	2,717	789	18	52	575

Guarantees Received [Table Text Block]
The value of guarantees received as of December 31, 2022, 2021 and 2020, is the following:

Guarantees received (Millions of Euros)
	2022	2021	2020
Value of collateral	125,963	117,362	116,900
Of which: guarantees normal risks under special monitoring	12,826	11,768	11,296
Of which: guarantees non-performing risks	3,440	3,981	3,577
Value of other guarantees	40,050	48,680	47,012
Of which: guarantees normal risks under special monitoring	4,963	7,404	4,045
Of which: guarantees non-performing risks	984	886	575
Total value of guarantees received	166,013	166,042	163,912

Abridged scale to classify BBVA group outstanding risk [Table Text Block]
The table below shows the abridged scale used to classify the BBVA Group’s outstanding risk as of December 31, 2022:

Internal rating	Probability of default (basis points)
Reduced List (22 groups)	Average	Minimum from >=	Maximum
AAA	1	—	2
AA+	2	2	3
AA	3	3	4
AA-	4	4	5
A+	5	5	6
A	8	6	9
A-	10	9	11
BBB+	14	11	17
BBB	20	17	24
BBB-	31	24	39
BB+	51	39	67
BB	88	67	116
BB-	150	116	194
B+	255	194	335
B	441	335	581
B-	785	581	1,061
CCC+	1,191	1,061	1,336
CCC	1,500	1,336	1,684
CCC-	1,890	1,684	2,121
CC+	2,381	2,121	2,673
CC	3,000	2,673	3,367
CC-	3,780	3,367	4,243

Probability of default of loans and advances to customers [Table Text Block]	The table below outlines the distribution of the gross carrying amount of loans and advances to customers, in percentage terms, of the BBVA Group, based on their probability of default within 12 months used in the calculation of the expected loss under IFRS 9, and their stages, as of December 31, 2022, 2021 and 2020:

Probability of default (basis points)
	2022		2021		2020
	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)
	%	%	%	%	%	%
0 to 2	5.1	—	5.8	—	4.0	—
2 to 5	18.9	0.3	15.7	0.1	10.2	0.1
5 to 11	16.3	0.5	15.2	0.2	7.7	0.1
11 to 39	18.2	0.8	18.7	0.6	26.8	0.5
39 to 194	20.3	2.3	19.1	2.5	24.0	2.3
194 to 1,061	10.5	3.0	12.2	3.8	15.1	3.4
1,061 to 2,121	1.2	0.9	1.9	1.5	1.5	1.2
> 2,121	0.6	1.1	0.8	1.9	0.6	2.5
Total	91.0	9.0	89.4	10.6	89.9	10.1

Probability of default of contingent risk and commitments [Table Text Block]
The table below outlines the distribution of the BBVA Group by probability of default within 12 months used in the calculation of the expected loss under IFRS 9, and by stages of the gross carrying amount of contingent risk and commitments, in percentage terms, as of December 31, 2022:

Probability of default (basis points)
	2022
	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)
	%	%
0 to 2	6.3	0.2
2 to 5	20.4	0.2
5 to 11	26.9	0.9
11 to 39	19.8	0.7
39 to 194	14.6	1.1
194 to 1,061	6.1	1.5
1,061 to 2,121	0.6	0.2
> 2,121	0.2	0.4
Total	94.8	5.2

Impaired secured loans risks [Table Text Block]
The breakdown of loans and advances within financial assets at amortized cost by counterparties, including their respective gross carrying amount, impaired amount and accumulated impairment as of December 31, 2022, 2021 and 2020 is as follows:

December 2022 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	4,420	—	(19)	—%
General governments	20,922	38	(30)	0.2%
Credit institutions	16,066	—	(35)	—%
Other financial corporations	12,802	17	(37)	0.1%
Non-financial corporations	171,006	6,340	(5,495)	3.7%
Agriculture, forestry and fishing	4,475	153	(151)	3.4%
Mining and quarrying	5,006	179	(105)	3.6%
Manufacturing	44,583	869	(794)	1.9%
Electricity, gas, steam and air conditioning supply	15,344	650	(534)	4.2%
Water supply	875	21	(16)	2.4%
Construction	8,349	784	(537)	9.4%
Wholesale and retail trade	30,974	1,184	(945)	3.8%
Transport and storage	11,051	319	(343)	2.9%
Accommodation and food service activities	8,003	451	(329)	5.6%
Information and communications	7,498	113	(47)	1.5%
Financial and insurance activities	7,446	200	(188)	2.7%
Real estate activities	11,349	718	(527)	6.3%
Professional, scientific and technical activities	3,948	169	(151)	4.3%
Administrative and support service activities	4,021	180	(124)	4.5%
Public administration and defense; compulsory social security	268	8	(12)	2.9%
Education	556	35	(29)	6.4%
Human health services and social work activities	2,108	138	(53)	6.6%
Arts, entertainment and recreation	927	68	(79)	7.3%
Other services	4,224	101	(530)	2.4%
Households	164,530	7,098	(5,675)	4.3%
LOANS AND ADVANCES	389,745	13,493	(11,291)	3.5%

December 2021 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	5,687	—	(6)	—%
General governments	19,719	62	(37)	0.3%
Credit institutions	13,295	—	(19)	—%
Other financial corporations	9,826	24	(23)	0.2%
Non-financial corporations	146,797	7,290	(5,804)	5.0%
Agriculture, forestry and fishing	4,077	125	(154)	3.1%
Mining and quarrying	4,889	222	(130)	4.5%
Manufacturing	35,058	1,003	(867)	2.9%
Electricity, gas, steam and air conditioning supply	13,718	570	(489)	4.2%
Water supply	782	22	(21)	2.9%
Construction	8,336	894	(619)	10.7%
Wholesale and retail trade	25,856	1,311	(1,104)	5.1%
Transport and storage	10,310	879	(400)	8.5%
Accommodation and food service activities	7,693	470	(405)	6.1%
Information and communications	6,533	117	(56)	1.8%
Financial and insurance activities	6,216	197	(181)	3.2%
Real estate activities	9,438	719	(466)	7.6%
Professional, scientific and technical activities	3,910	185	(152)	4.7%
Administrative and support service activities	3,046	181	(132)	5.9%
Public administration and defense, compulsory social security	203	9	(11)	4.5%
Education	582	43	(34)	7.4%
Human health services and social work activities	1,888	48	(41)	2.5%
Arts, entertainment and recreation	1,011	209	(95)	20.7%
Other services	3,250	84	(447)	2.6%
Households	153,714	7,281	(5,253)	4.7%
LOANS AND ADVANCES	349,037	14,657	(11,142)	4.2%

December 2020 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	6,229	—	(20)	—%
General governments	19,439	76	(48)	0.4%
Credit institutions	14,591	6	(16)	—%
Other financial corporations	9,856	14	(39)	0.1%
Non-financial corporations	142,547	7,477	(6,123)	5.2%
Agriculture, forestry and fishing	3,438	132	(108)	3.8%
Mining and quarrying	4,349	47	(59)	1.1%
Manufacturing	33,771	1,486	(1,129)	4.4%
Electricity, gas, steam and air conditioning supply	13,490	591	(509)	4.4%
Water supply	899	17	(15)	1.9%
Construction	10,019	1,397	(722)	13.9%
Wholesale and retail trade	24,594	1,456	(1,223)	5.9%
Transport and storage	8,117	489	(368)	6.0%
Accommodation and food service activities	8,337	358	(294)	4.3%
Information and communications	5,764	73	(60)	1.3%
Financial and insurance activities	5,298	123	(132)	2.3%
Real estate activities	10,025	617	(494)	6.2%
Professional, scientific and technical activities	2,886	177	(124)	6.1%
Administrative and support service activities	3,955	142	(192)	3.6%
Public administration and defense, compulsory social security	129	5	(4)	3.5%
Education	665	54	(43)	8.1%
Human health services and social work activities	1,812	67	(59)	3.7%
Arts, entertainment and recreation	1,131	46	(65)	4.1%
Other services	3,871	198	(523)	5.1%
Households	151,410	7,106	(5,895)	4.7%
LOANS AND ADVANCES	344,072	14,678	(12,141)	4.3%

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the years 2022, 2021 and 2020 of impaired financial assets and guarantees given are as follows:

Changes in impaired financial assets and guarantees given (Millions of Euros)
	2022	2021	2020
Balance at the beginning	15,467	15,478	16,770
Additions	8,084	8,556	9,533
Decreases (1)	(5,742)	(4,555)	(5,024)
Net additions	2,342	4,001	4,509
Amounts written-off	(2,771)	(3,613)	(3,603)
Exchange differences and other	(517)	(399)	(968)
Discontinued operations	—	—	(1,230)
Balance at the end	14,521	15,467	15,478
(1) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Changes in impaired financial assets written off from the balance sheet [Table Text Block]
The changes during the years 2022, 2021 and 2020 in financial assets derecognized from the consolidated balance sheet as their recovery is considered unlikely ("write-offs"), is shown below:

Changes in impaired financial assets written-off from the balance sheet (Millions of Euros)
	Notes	2022	2021	2020
Balance at the beginning		21,990	22,001	26,245
Companies held for sale (1)		—	—	(4,646)
Increase		2,871	3,709	3,440
Decrease:		(2,431)	(3,605)	(2,715)
Re-financing or restructuring		(2)	(1)	(7)
Cash recovery	47	(390)	(423)	(339)
Foreclosed assets		(25)	(17)	(479)
Sales (2)		(1,498)	(2,437)	(1,223)
Debt forgiveness		(368)	(599)	(607)
Time-barred debt and other causes		(147)	(129)	(60)
Net exchange differences		165	(116)	(323)
Balance at the end		22,595	21,990	22,001
(1) The balance of 2020 relates mainly to the Group companies included in the agreement for the sale of the U.S. business to PNC (see Notes 3 and 21).
(2) Includes principal and interest.

Changes in gross accounting balances of loans and advances at amortized cost [Table Text Block]
Movements, measured over a 12-month period, in gross accounting balances and accumulated loss allowances during 2022, 2021 and 2020 are recorded on the consolidated balance sheet as of December 31, 2022, 2021 and 2020 in order to cover the estimated impairment or reversal of impairment on loans and advances measured at amortized cost.

Changes in gross accounting balances of loans and advances at amortized cost. Year 2022 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	300,167	34,213	14,657	349,037
Transfers of financial assets:	(5,041)	3,914	1,128	—
Transfers from stage 1 to stage 2	(12,726)	12,726	—	—
Transfers from stage 2 to stage 1	8,537	(8,537)	—	—
Transfers to stage 3	(1,941)	(1,831)	3,773	—
Transfers from stage 3	1,089	1,556	(2,645)	—
Net annual origination of financial assets	44,465	(4,201)	258	40,522
Becoming write-offs	(63)	(35)	(2,432)	(2,530)
Foreign exchange	2,447	18	(461)	2,004
Modifications that do not result in derecognition	(2)	29	113	140
Other	643	(301)	231	573
Balance at the end	342,616	33,636	13,493	389,745

Changes in gross accounting balances of loans and advances at amortized cost. Year 2021 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	298,793	30,601	14,678	344,072
Transfers of financial assets:	(10,785)	8,640	2,145	—
Transfers from stage 1 to stage 2	(14,482)	14,482	—	—
Transfers from stage 2 to stage 1	4,905	(4,905)	—	—
Transfers to stage 3	(1,772)	(1,945)	3,717	—
Transfers from stage 3	564	1,009	(1,573)	—
Net annual origination of financial assets	17,876	(4,729)	1,217	14,364
Becoming write-offs	(74)	(68)	(3,095)	(3,237)
Foreign exchange	(6,054)	(1,902)	(216)	(8,172)
Modifications that do not result in derecognition	187	1,642	189	2,018
Other	224	29	(261)	(8)
Balance at the end	300,167	34,213	14,657	349,037

Changes in gross accounting balances of loans and advances at amortized cost. Year 2020 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	363,234	33,518	15,959	412,711
Transfers of financial assets:	(11,935)	8,807	3,128	—
Transfers from stage 1 to stage 2	(15,843)	15,843	—	—
Transfers from stage 2 to stage 1	5,107	(5,107)	—	—
Transfers to stage 3	(1,701)	(2,659)	4,359	—
Transfers from stage 3	502	729	(1,231)	—
Net annual origination of financial assets	16,119	(827)	102	15,395
Becoming write-offs	(3)	(2)	(2,944)	(2,949)
Foreign exchange	(21,472)	(2,342)	(1,157)	(24,970)
Modifications that do not result in derecognition	(204)	827	511	1,134
Other	(283)	(190)	270	(204)
Discontinued operations	(46,664)	(9,190)	(1,192)	(57,045)
Balance at the end	298,793	30,601	14,678	344,072

Changes in allowances of loans and advances at amortized cost [Table Text Block]

Changes in allowances of loans and advances at amortized cost. Year 2022 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(1,990)	(2,091)	(7,061)	(11,142)
Transfers of financial assets:	63	33	(1,570)	(1,473)
Transfers from stage 1 to stage 2	110	(397)	—	(287)
Transfers from stage 2 to stage 1	(91)	374	—	283
Transfers to stage 3	51	204	(1,917)	(1,662)
Transfers from stage 3	(7)	(148)	347	193
Net annual origination of allowances	(406)	(273)	(663)	(1,342)
Becoming write-offs	186	30	1,890	2,106
Foreign exchange	(87)	248	—	161
Modifications that do not result in derecognition	—	48	(160)	(112)
Other	168	64	279	511
Balance at the end	(2,065)	(1,942)	(7,284)	(11,291)

Changes in allowances of loans and advances at amortized cost. Year 2021 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,037)	(2,289)	(7,815)	(12,141)
Transfers of financial assets:	187	441	(2,521)	(1,893)
Transfers from stage 1 to stage 2	139	(602)	—	(463)
Transfers from stage 2 to stage 1	(60)	307	—	247
Transfers to stage 3	111	802	(2,775)	(1,862)
Transfers from stage 3	(3)	(66)	254	185
Net annual origination of allowances	(563)	(57)	(314)	(933)
Becoming write-offs	45	56	2,694	2,795
Foreign exchange	70	(270)	719	519
Modifications that do not result in derecognition	12	(79)	(122)	(189)
Other	297	106	298	701
Balance at the end	(1,990)	(2,091)	(7,061)	(11,142)

Changes in allowances of loans and advances at amortized cost. Year 2020 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,149)	(2,183)	(8,094)	(12,427)
Transfers of financial assets:	184	(511)	(1,806)	(2,133)
Transfers from stage 1 to stage 2	156	(923)	—	(766)
Transfers from stage 2 to stage 1	(50)	253	—	202
Transfers to stage 3	81	218	(1,950)	(1,652)
Transfers from stage 3	(3)	(59)	144	83
Net annual origination of allowances	(872)	(795)	(1,329)	(2,996)
Becoming write-offs	—	—	2,567	2,568
Foreign exchange	227	256	721	1,204
Modifications that do not result in derecognition	12	(118)	(177)	(283)
Other	160	618	25	803
Discontinued operations	401	444	278	1,123
Balance at the end	(2,037)	(2,289)	(7,815)	(12,141)

Sensitivity to interest rate and credit spread analysis [Table Text Block]
The table below shows the profile of average structural interest rate risk and credit spread risk of the fixed income portfolio in the banking book classified as Hold to Collect & Sale (HtC&S) in terms of sensitivities of the main currencies for the BBVA Group in 2022:

Sensitivity to interest-rate and credit spread analysis. Year 2022
	Interest rate risk				Credit spread
	Impact on net interest income (1)		Impact on economic value (2)		Impact on economic value (2)
	100 basis point increase	100 basis point decrease (3)	100 basis point increase	100 basis point decrease (3)	100 basis point increase
Euro	[1.5% , 3.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]
Mexican peso	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-0.5% , 0.5%]
U.S. dollar	[0.5% , 1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]
Turkish lira	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[3.5% , 5.5%]	[-5.5% , -3.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-3.5% , -1.5%]
(1) Percentage of "12 months" net interest income for the BBVA Group.
(2) Percentage of CET1 (Fully Loaded) for BBVA Group
(3) In Euro and Pound sterling (included in "Other"), negative interest rates scenarios are allowed up to plausible levels.

Sensitivity to one percent of the average rate in the main currencies [Table Text Block]
For the years 2022, 2021 and 2020, the estimated sensitivities of the result attributable to the parent company are shown below, taking into account the coverage, against depreciations and appreciations of 1% of the average rate in the main currencies. To the extent that hedging positions are periodically modulated, the sensitivity estimate attempts to reflect an average (or effective) sensitivity in the year:

Sensitivity to 1% change (Millions of Euros)
Currency	2022	2021	2020
Mexican peso	19.1	14.0	4.9
Turkish lira	3.5	4.7	4.5
Peruvian sol	0.7	0.3	0.4
Chilean peso	0.4	0.6	0.3
Colombian peso	0.9	1.1	1.4
Argentine peso	1.9	0.6	0.9

Hedging instruments affected by Ibor [Table Text Block]
Below is the BBVA Group's exposure to financial assets and liabilities maturing after the transition dates of these IBORs to their corresponding RFRs. The table shows, in the case of loans and advances, asset and liability debt instruments, deposits and commitments, their gross amounts and, in the case of derivatives, their notional value, in each case as of December 31, 2022:

Millions of Euros
	Loans & Advances	Debt Securities Assets	Debt Securities Issued (Liabilities)	Deposits	Derivatives (notional)
Synthetic LIBOR GBP and JPY	76	—	—	—	—
LIBOR USD with maturity > June 30, 2023	16,539	171	1,977	159	423,468
Total	16,615	171	1,977	159	423,468

VaR by Risk factor [Table Text Block]
As of December 31, 2022, 2021 and 2020 the VaR was €29 million, €31 million and €28 million, respectively, with the following breakdown:

VaR by Risk Factor (Millions of Euros)
	Interest/Spread risk	Currency risk	Stock-market risk	Vega/Correlation risk	Diversification effect (1)	Total
2022
VaR average in the year	33	8	3	7	(23)	27
VaR max in the year	35	12	2	11	(24)	36
VaR min in the year	25	10	2	11	(28)	19
End of period VaR	32	13	7	5	(28)	29
2021
VaR average in the year	33	10	2	11	(28)	29
VaR max in the year	32	13	4	1	(14)	36
VaR min in the year	27	9	1	10	(25)	22
End of period VaR	34	9	5	11	(29)	31
2020
VaR average in the year	29	12	4	11	(28)	27
VaR max in the year	39	20	10	20	(14)	39
VaR min in the year	20	3	1	6	(39)	18
End of period VaR	32	12	2	11	(29)	28
(1) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

Impact of the stress test [Table Text Block]
The impact of the stress test under multivariable simulation of the risk factors of the portfolio based on the expected shortfall (expected shortfall calculated at a 97.5% confidence level, 20 days) as of December 31, 2022 is as follows:

Impact of the stress test (Millions of Euros)
0	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Turkey
Expected shortfall	(86)	(42)	(7)	—	(8)	(4)	(22)

Effect offsetting for derivatives and securities operation [Table Text Block]
A summary of the effect of offsetting (via netting and collateral) for derivatives and securities operations is presented below as of December 31, 2022, 2021 and 2020:

Effect of offsetting for derivatives and securities operation (Millions of Euros)
					Gross amounts not offset in the consolidated balance sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
December 2022
Trading and hedging derivatives	10 / 15	52,354	10,554	41,800	29,251	11,461	1,088
Reverse repurchase, securities borrowing and similar agreements		47,111	—	47,111	47,217	970	(1,077)
Total assets		99,465	10,554	88,911	76,468	12,431	11
Trading and hedging derivatives	10 / 15	51,767	10,554	41,213	31,063	9,498	651
Repurchase, securities lending and similar agreements		54,382	—	54,382	53,439	586	357
Total liabilities		106,149	10,554	95,594	84,502	10,084	1,008
December 2021
Trading and hedging derivatives	10 / 15	36,349	3,611	32,737	22,524	8,758	1,456
Reverse repurchase, securities borrowing and similar agreements		54,296	—	54,296	55,010	2,213	(2,927)
Total assets		90,645	3,611	87,034	77,534	10,971	(1,471)
Trading and hedging derivatives	10 / 15	37,916	3,584	34,331	22,524	10,119	1,688
Repurchase, securities lending and similar agreements		54,159	—	54,159	58,174	679	(4,694)
Total liabilities		92,074	3,584	88,490	80,698	10,798	(3,006)
December 2020
Trading and hedging derivatives	10 / 15	47,862	5,688	42,173	33,842	9,018	(686)
Reverse repurchase, securities borrowing and similar agreements		32,121	—	32,121	32,762	161	(802)
Total assets		79,983	5,688	74,294	66,604	9,178	(1,488)
Trading and hedging derivatives	10 / 15	49,720	5,722	43,998	33,842	9,435	721
Repurchase, securities lending and similar agreements		41,571	—	41,571	42,298	1,619	(2,346)
Total liabilities		91,291	5,722	85,569	76,140	11,054	(1,624)

LtSCD by LMU [Table Text Block]
The performance of the indicators show that the funding structure remained steady during 2022, 2021 and 2020, in the sense that all LMU held self-funding levels with stable customer resources above the requirements.

LtSCD by LMU
	2022	2021	2020
Group (average)	96%	95%	95%
BBVA, S.A.	98%	98%	97%
BBVA Mexico	98%	93%	98%
Garanti BBVA	83%	81%	95%
Other LMU	96%	93%	86%

LCR main LMU [Table Text Block]
Although this requirement is only established at a Group level, for banks in the Eurozone, the minimum level required is comfortably exceeded in all subsidiaries. It should be noted that the calculation of the Consolidated LCR does not allow the transfer of liquidity between subsidiaries, so no excess liquidity may be transferred from these entities for the purpose of calculating the consolidated ratio. If the impact of these highly liquid assets was considered, the LCR would be 201%, or 42 basis points above the required level.

LCR main LMU
0	2022	2021	2020
Group	159%	165%	149%
BBVA, S.A.	186%	190%	173%
BBVA Mexico	199%	245%	196%
Garanti BBVA	185%	211%	183%

Liquidity available by instrument [Table Text Block]
The table below shows the liquidity available by instrument as of December 31, 2022, 2021 and 2020 for the most significant entities based on prudential supervisor’s information (Commission Implementing Regulations (EU) 2017/2114 of November 9, 2017):

Liquidity available by instrument (Millions of Euros)
	BBVA, S.A.			BBVA Mexico			Garanti BBVA			Other
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Cash and withdrawable central bank reserves	48,271	35,258	39,330	12,865	12,146	8,930	6,731	8,179	6,153	5,265	6,469	6,831
Level 1 tradable assets	33,081	37,272	48,858	13,974	13,881	9,205	9,165	5,549	7,019	7,836	6,036	6,237
Level 2A tradable assets	3,450	5,234	5,119	47	74	106	—	—	—	—	—	—
Level 2B tradable assets	3,471	9,492	6,080	35	28	11	—	—	—	1	2	—
Other tradable assets	22,708	27,870	20,174	467	343	421	285	722	701	1,035	934	745
Non tradable assets eligible for central banks	—	—	—	—	—	—	—	—	—	—	—	—
Cumulated counterbalancing capacity	110,981	115,127	119,560	27,388	26,472	18,672	16,181	14,449	13,873	14,136	13,440	13,814

NSFR main LMU [Table Text Block]
The NSFR of BBVA Group and its main LMU at December 31, 2022, 2021 and 2020, was the following:

NSFR main LMU
	2022	2021	2020 ⁽¹⁾
Group	135%	135%	127%
BBVA, S.A.	125%	126%	121%
BBVA Mexico	143%	149%	138%
Garanti BBVA	166%	162%	154%
(1) 2020 Ratio calculated based on the Basel requirements.

Residual maturities by contractual periods [Table Text Block]
Below is a matrix of residual maturities by contractual periods based on supervisory prudential reporting as of December 31, 2022, 2021 and 2020:

December 2022. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9,227	66,497	—	—	—	—	—	—	—	—	75,724
Deposits in credit entities	—	3,870	319	433	434	468	242	183	6	83	6,040
Deposits in other financial institutions	3	2,199	1,012	746	516	344	971	816	551	830	7,988
Reverse repo, securities borrowing and margin lending	—	31,049	5,743	3,368	1,432	1,127	4,582	1,354	2,400	289	51,343
Loans and advances	99	24,622	32,009	25,622	14,827	16,766	41,049	32,510	43,828	96,201	327,534
Securities' portfolio settlement	1	4,031	4,107	8,200	4,305	4,746	18,417	8,744	23,307	31,480	107,338

December 2022. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	1,841	4,434	1,050	3,148	2,017	6,318	9,423	13,282	18,145	59,658
Deposits from financial institutions	2,176	7,885	628	806	56	694	648	211	396	399	13,899
Deposits from other financial institutions and international agencies	7,392	5,760	1,465	464	379	758	700	293	594	727	18,532
Customer deposits	302,667	38,951	18,542	6,776	2,575	2,870	1,476	1,276	798	273	376,203
Security pledge funding	—	51,638	14,543	17,736	866	1,503	8,136	1,524	3,493	575	100,013
Derivatives, net	—	(253)	24	(1,010)	(23)	175	40	(153)	(466)	(3,717)	(5,383)

December 2021. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	39,761	24,598	—	—	—	—	—	—	—	—	64,359
Deposits in credit entities	—	3,781	400	790	373	299	211	166	8	26	6,056
Deposits in other financial institutions	2	901	801	584	727	432	694	470	261	469	5,343
Reverse repo, securities borrowing and margin lending	—	33,856	11,611	2,945	1,063	1,692	2,188	2,239	1,118	739	57,451
Loans and advances	174	18,531	23,185	22,141	11,769	13,782	39,656	30,049	44,508	94,780	298,574
Securities' portfolio settlement	10	1,779	3,606	3,395	2,333	3,958	18,854	13,135	17,214	47,331	111,614

December 2021. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	3,065	1,077	3,498	2,914	1,885	9,477	4,931	12,332	19,991	59,169
Deposits from financial institutions	1,936	4,257	415	825	183	924	496	146	146	579	9,907
Deposits from other financial institutions and international agencies	8,894	2,728	1,700	382	289	227	578	231	337	722	16,087
Customer deposits	281,812	28,806	11,814	4,867	1,717	1,520	1,740	578	863	416	334,132
Security pledge funding	—	52,437	6,858	2,485	1,513	8,252	29,954	5,527	4,755	1,490	113,269
Derivatives, net	(33)	(395)	(176)	(326)	(66)	(641)	100	(122)	(155)	(66)	(1,880)

December 2020. Contractual maturities (Millions of Euros) ⁽¹⁾
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	42,518	32,741	—	—	—	—	—	—	—	—	75,258
Deposits in credit entities	—	3,616	677	921	356	461	117	120	2	39	6,309
Deposits in other financial institutions	—	2,202	855	797	734	543	1,251	721	515	500	8,119
Reverse repo, securities borrowing and margin lending	—	20,033	4,757	1,351	364	368	3,320	1,849	891	1,089	34,021
Loans and advances	279	16,939	24,280	23,012	15,579	17,032	46,182	38,851	51,709	110,173	344,036
Securities' portfolio settlement	—	3,896	6,680	6,557	5,084	13,014	9,858	15,494	17,231	50,045	127,859
(1) It includes the balance of the companies in the United States (see Notes 3 and 21).

December 2020. Contractual maturities (Millions of Euros) ⁽¹⁾
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	4,750	2,618	3,963	1,283	1,543	10,573	7,505	12,793	23,839	68,868
Deposits from financial institutions	8,838	7,859	254	741	152	726	825	189	166	371	20,120
Deposits from other financial institutions and international agencies	12,735	4,324	2,694	588	353	272	957	337	459	870	23,589
Customer deposits	308,360	39,978	13,416	6,808	4,526	4,366	3,361	1,213	869	799	383,694
Security pledge funding	—	41,239	5,301	1,643	1,192	368	11,304	28,510	3,740	1,516	94,812
Derivatives, net	—	(722)	15	(961)	(85)	134	(400)	(157)	(264)	(159)	(2,599)
(1) It includes the balance of the companies in the United States (see Notes 3 and 21)

Encumbered and unencumbered asstes [Table Text Block]
As of December 31, 2022, 2021 and 2020, the encumbered (those provided as collateral for certain liabilities) and unencumbered assets are broken down as follows:

Encumbered and unencumbered assets (Millions of Euros)
	Encumbered assets						Unencumbered assets
	Book value			Fair value			Book value			Fair value
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Assets	92,916	114,336	121,999				620,257	548,548	614,260
Equity instruments	819	307	2,134	819	307	2,134	11,293	22,280	14,556	11,293	22,280	14,556
Debt securities	33,533	31,557	29,379	32,291	29,527	26,112	93,238	89,307	100,108	93,238	89,307	100,108
Loans and advances and other assets	58,563	82,472	90,486				515,726	436,962	499,595

Collateral pledges received [Table Text Block]
As of December 31, 2022, 2021 and 2020, collateral pledges received mainly due to repurchase agreements and securities lending, and those which could be committed in order to obtain funding are provided below:

Collateral received (Millions of Euros)
	Fair value of encumbered collateral received or own debt securities issued			Fair value of collateral received or own debt securities issued available for encumbrance			Fair value of collateral received or own debt securities issued not available for encumbrance
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Collateral received	40,701	40,905	30,723	9,415	17,029	8,652	1,279	1,719	1,071
Equity instruments	323	289	239	759	265	204	—	—	—
Debt securities	40,378	40,616	30,484	8,656	16,764	8,448	1,279	1,719	1,071
Loans and advances and other assets	—	—	—	—	—	—	—	—	—
Own debt securities issued other than own covered bonds or ABSs	—	—	3	92	50	94	—	—	—

Sources of encumbrance [Table Text Block]
As of December 31, 2022, 2021 and 2020, financial liabilities issued related to encumbered assets in financial transactions as well as their book value were as follows:

Sources of encumbrance (Millions of Euros)
	Matching liabilities, contingent liabilities or securities lent			Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
	2022	2021	2020	2022	2021	2020
Book value of financial liabilities	122,400	137,242	131,352	128,628	151,275	147,523
Derivatives	15,950	15,368	16,611	16,699	15,191	16,348
Deposits	95,728	109,311	98,668	99,077	120,957	111,726
Outstanding subordinated debt	10,722	12,563	16,073	12,852	15,127	19,449
Other sources	731	620	653	4,989	3,966	5,202